Exhibit 1. Consolidated companies, associates, and joint ventures (Unaudited) - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of consolidated subsidiaries, associates and joint ventures
Net equity	$ 95,236,419	$ 98,242,364	$ 100,252,480	$ 113,903,089
Profit (loss) for the period	8,717,774	$ 14,471,587
Total assets	283,484,766		280,141,090
Total liabilities	$ 188,248,347		$ 179,888,610
Equion Energia Limited
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	U.S. Dollar
Ownership interest Ecopetrol, joint venture	51.00%
Activity, joint venture	Hydrocarbons exploration and exploitation
Country/Domicile, joint venture	United Kingdom
Geographic area of operations, joint venture	Colombia
Net equity	$ 1,456,602
Profit (loss) for the period	28,149
Total assets	1,534,068
Total liabilities	$ 77,466
Ecodiesel Colombia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, joint venture	50.00%
Activity, joint venture	Production, commercialization and distribution of biofuels and oleochemicals
Country/Domicile, joint venture	Colombia
Geographic area of operations, joint venture	Colombia
Net equity	$ 155,957
Profit (loss) for the period	18,744
Total assets	247,720
Total liabilities	$ 91,763
Serviport S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	49.00%
Activity, associate	Services to support the loading and unloading of oil trucks, supply of equipment for the same purpose, technical inspections, and load measurements
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 17,230
Profit (loss) for the period	(6,773)
Total assets	38,707
Total liabilities	$ 21,477
Sociedad Portuaria Olefinas y Derivados S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian peso
Ownership interest Ecopetrol, associate	50.00%
Activity, associate	Construction, use, maintenance, adaptation and administration of port facilities, ports, private docks, or service to the general public
Country/Domicile, associate	Colombia
Geographic area of operations, associate	Colombia
Net equity	$ 7,065
Profit (loss) for the period	(920)
Total assets	9,084
Total liabilities	$ 2,019